Expense Example	Jan. 29, 2026 USD ($)
Highland Capital Large Cap Growth ETF | Highland Capital Large Cap Growth ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Highland Capital Large Cap Value ETF | Highland Capital Large Cap Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	$ 208